Leases - Schedule of Maturity of Remaining Operating Leases Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Lease
2023	$ 367
2024	258
2025	257
2026	259
2027	262
Thereafter	309
Total lease payments	1,712
Less imputed interest	(179)
Total lease liabilities, as reported	$ 1,533	$ 1,837